Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs for the Company’s Warrants - Level 3 [Member]	Mar. 28, 2023
Volatility [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	9.3
Stock price [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	10
Expected life of the warrants to convert [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	5.76
Risk free rate [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	3.63
Dividend yield [Member]
Schedule of Level 3 Fair Value Measurements Inputs for the Company Warrants [Line Items]
Private Warrants measurement	0